Share capital - Schedule of Issued and Fully Paid Share Capital (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
At 1 January	£ 6,358
Number of shares outstanding, at 31 December (in shares)	60,913,240,420
At 31 December	£ 6,062	£ 6,358
Ordinary shares
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Number of shares outstanding, at 1 January (in shares)	63,569,225,662	67,287,852,204	71,022,593,135
At 1 January	£ 6,358	£ 6,729	£ 7,102
Number of shares, issued under employee share schemes (in shares)	734,265,017	667,636,165	793,990,660
Issued under employee share schemes	£ 73	£ 67	£ 80
Number of shares, share buy-back programme (in shares)	(3,686,477,708)	(4,386,262,707)	(4,528,731,591)
Share buyback programme (note 33)	£ (369)	£ (438)	£ (453)
Number of shares outstanding, at 31 December (in shares)	60,617,012,971	63,569,225,662	67,287,852,204
At 31 December	£ 6,062	£ 6,358	£ 6,729
% of share capital	99.52%	99.46%	99.50%